Net loss per share - Schedule of Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Numerator
Net loss	$ (37,062)	$ (33,266)
Net loss attributable to ordinary shareholders - basic	(37,062)	(33,266)
Net loss attributable to ordinary shareholders - diluted	$ (37,062)	$ (33,266)
Denominator
Weighted-average number of ordinary shares used in net loss per share - basic (in shares)	90,914,175	62,447,606
Weighted-average number of ordinary shares used in net loss per share - diluted (in shares)	90,914,175	62,447,606
Earnings Per Share
Net loss per share - basic (in usd per share)	$ (0.41)	$ (0.53)
Net loss per share - diluted (in usd per share)	$ (0.41)	$ (0.53)